Long Term Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Subordinated Debentures
Original Face Amount	$ 193,500
Carrying Amount	122,503	81,268
Subordinated Debt 1 [Member]
Summary of Subordinated Debentures
Date of Offering	September 7, 2000
Original Face Amount	8,000
Carrying Amount	8,762	8,813
Interest Rate	10.6% Fixed
Call Date	September 7, 2010
Maturity Date	September 7, 2030
Subordinated Debt 2 [Member]
Summary of Subordinated Debentures
Date of Offering	July 31, 2001
Original Face Amount	5,000
Carrying Amount	3,795	3,734
Debt Instrument, variable interest rate	3.89% (3 Month LIBOR plus 358 basis points)
Call Date	July 31, 2006
Maturity Date	July 31, 2031
Subordinated Debt 3 [Member]
Summary of Subordinated Debentures
Date of Offering	July 31, 2001
Original Face Amount	4,000
Carrying Amount	2,573	2,513
Debt Instrument, variable interest rate	3.89% (3 Month LIBOR plus 358 basis points)
Call Date	July 31, 2006
Maturity Date	July 31, 2031
Subordinated Debt 4 [Member]
Summary of Subordinated Debentures
Date of Offering	June 26,2003
Original Face Amount	10,000
Carrying Amount	5,832	5,754
Debt Instrument, variable interest rate	3.41% (3 Month LIBOR plus 310 basis points)
Call Date	June 26,2008
Maturity Date	June 26, 2033
Subordinated Debt 5 [Member]
Summary of Subordinated Debentures
Date of Offering	September 25, 2003
Original Face Amount	10,000
Carrying Amount	6,222	6,081
Debt Instrument, variable interest rate	3.19% (3 Month LIBOR plus 285 basis points)
Call Date	September 25,2008
Maturity Date	September 25,2033
Subordinated Debt 6 [Member]
Summary of Subordinated Debentures
Date of Offering	November 10, 2003
Original Face Amount	34,500
Carrying Amount	34,189
Interest Rate	7.95% Fixed
Call Date	November 10, 2008
Maturity Date	December 31, 2033
Subordinated Debt 7 [Member]
Summary of Subordinated Debentures
Date of Offering	December 30, 2003
Original Face Amount	10,000
Carrying Amount	5,614	5,534
Debt Instrument, variable interest rate	3.16% (3 Month LIBOR plus 285 basis points)
Call Date	December 30, 2008
Maturity Date	December 30, 2033
Subordinated Debt 8 [Member]
Summary of Subordinated Debentures
Date of Offering	June 28, 2005
Original Face Amount	3,000
Carrying Amount	1,497	1,451
Debt Instrument, variable interest rate	1.99% (3 Month LIBOR plus 168 basis points)
Call Date	June 28, 2010
Maturity Date	June 28, 2035
Subordinated Debt 9 [Member]
Summary of Subordinated Debentures
Date of Offering	December 22, 2005
Original Face Amount	10,000
Carrying Amount	4,383	4,286
Debt Instrument, variable interest rate	1.71% (3 Month LIBOR plus 140 basis points)
Call Date	December 22, 2010
Maturity Date	March 15, 2036
Subordinated Debt 10 [Member]
Summary of Subordinated Debentures
Date of Offering	December 28, 2005
Original Face Amount	13,000
Carrying Amount	6,255	6,058
Debt Instrument, variable interest rate	1.85% (3 Month LIBOR plus 155 basis points)
Call Date	December 28, 2010
Maturity Date	March 15, 2036
Subordinated Debt 11 [Member]
Summary of Subordinated Debentures
Date of Offering	June 23, 2006
Original Face Amount	20,000
Carrying Amount	10,918	10,629
Debt Instrument, variable interest rate	1.89% (3 Month LIBOR plus 155 basis points)
Call Date	June 23, 2011
Maturity Date	July 7, 2036
Subordinated Debt 12 [Member]
Summary of Subordinated Debentures
Date of Offering	May 16, 2007
Original Face Amount	56,000
Carrying Amount	27,220	26,415
Debt Instrument, variable interest rate	1.96% (3 Month LIBOR plus 165 basis points)
Call Date	May 16, 2012
Maturity Date	May 16, 2037
Subordinated Debt 13 [Member]
Summary of Subordinated Debentures
Date of Offering	June 15, 2007
Original Face Amount	10,000
Carrying Amount	$ 5,243
Interest Rate	1.74% (3 Month LIBOR plus 143 basis points)
Call Date	June 15, 2012
Maturity Date	September 6, 2037